Redeemable Noncontrolling Interest	6 Months Ended
Jun. 30, 2011
Redeemable Noncontrolling Interest
Redeemable Noncontrolling Interest

Note 6: Redeemable Noncontrolling Interest

The following table presents a summary of the redeemable noncontrolling interest activity:

	Six months ended June 30,
(in millions)	2011	2010
Balance as of January 1	$28.1	$226.9
Distributions	(16.9)	(11.9)
Share of income	15.3	18.3
Purchase of noncontrolling interests	—	(213.3)
Adjustment to redemption value of redeemable noncontrolling interest	18.9	7.0
Other	—	0.1

Balance as of June 30	$45.4	$27.1